Earnings Per Share (EPS) (Anti-Dilutive Shares/Units) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	1,990	1,147	2,183
Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	852	285	751
Stock-Settled SARS [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	1,138	862	1,432
Non-Vested Shares And Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	0